Fair value measurement - Copper stream embedded derivative, key inputs were used (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair value measurement
Percentage of assets	5.00%
Percentage of possible decrease in unobservable assets	5.00%
Copper stream embedded derivative | Spot price
Fair value measurement
Significant unobservable input, asset	10,040	8,653
Percentage of liabilities	5.00%
Increase in fair value measurement liabilities	$ 4,695
Percentage of possible decrease in unobservable liabilities	5.00%
Decrease in fair value measurement liabilities	$ 4,741
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		$ 4,488
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		$ 4,525
Copper stream embedded derivative | Price volatility
Fair value measurement
Significant unobservable input, asset	21.55	23.55
Copper stream embedded derivative | Own credit spread
Fair value measurement
Significant unobservable input, asset	9	8.67